Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,655,453	$ 364,608
Investments	965,886	0
Accounts receivables
Trade, net of allowance for doubtful accounts	1,240,736	937,841
Income tax receivable	102,452	54,841
Other receivables - current portion	9,850	44,722
Inventories	1,292,105	757,250
Assets held for sale	29,338	168,474
Deferred tax asset, net	119,032	35,746
Prepaid expenses	156,431	119,147
Total current assets	5,571,283	2,482,629
Property and equipment
Vehicles	0	67,135
Furniture and fixtures	56,680	50,304
Office equipment	36,600	32,131
Computer equipment	323,648	262,737
Dies and cylinders	49,422	49,422
Less accumulated depreciation	(333,388)	(324,257)
Total property and equipment	132,962	137,472
Note Receivable - net of current portion	81,714	81,714
Other assets
Deferred tax asset, net	97,844	216,498
Deposits and other assets	42,956	37,257
Debt Issuance Costs	4,375	157,242
Deferred Offering Costs	0	141,826
Total other assets	145,175	552,823
Total assets	5,931,134	3,254,638
Current liabilities
Trade accounts payable	518,150	695,775
Accrued expenses	242,301	446,950
Line of credit, less debt discount	1,173,155	785,044
Current portion of vendor payables	0	1,000
Current portion of notes payable	0	489,352
Total current liabilities	1,933,606	2,418,121
Long-term liabilities
Notes payable, less current maturities and debt discounts	0	478,729
Other long-term liabilities	701,852	92,606
Total long-term liabilities	701,852	571,335
Commitments and contingencies (Notes 1,2,5,6 and 14)
Stockholders' Equity
Convertible preferred stock	225	0
Common stock	126,228	66,802
Additional paid-in-capital	4,343,069	(22,819)
Retained earnings (accumulated deficit)	(1,173,846)	221,199
Total stockholders' equity	3,295,676	265,182
Total liabilities and stockholders' equity	$ 5,931,134	$ 3,254,638